Related Party Transactions - 2019 Debt Financings (Details) $ in Thousands					1 Months Ended		3 Months Ended	9 Months Ended		12 Months Ended
	Dec. 18, 2022 USD ($)	Dec. 12, 2022 USD ($)	Nov. 01, 2022 USD ($)	Jun. 19, 2022 USD ($)	Jul. 21, 2023 USD ($)	Dec. 31, 2019 USD ($) item	Sep. 30, 2022 USD ($)	Sep. 30, 2023 USD ($)	Sep. 30, 2022 USD ($)	Dec. 31, 2022 USD ($) item	Dec. 31, 2021 USD ($) item	Jul. 22, 2022 USD ($)	Jun. 30, 2019 USD ($)
Related Party Transactions
Estimated fair value of convertible notes										$ 131,300	$ 86,400
Convertible Notes 2019
Related Party Transactions
Percentage of repayment of principal amount						175.00%
Percentage of Convertible Notes automatically convert into number of shares of Company's common stock, of principal amount						175.00%
Income (expense) related to decrease (increase) in fair value					$ (300)		$ (500)	$ 400	$ (600)	(1,700)	100
Principal amount outstanding										6,000	10,000
Estimated fair value of convertible notes										$ 16,200	$ 15,600
Additional promissory note
Related Party Transactions
Principal amount						$ 5,000							$ 5,000
Number of additional convertible promissory notes sold | item						5
Additional promissory note | Board of directors | Convertible Notes 2019
Related Party Transactions
Principal amount						$ 1,000
Number of additional convertible promissory notes sold | item						1
Convertible notes
Related Party Transactions
Principal amount												$ 1,000
Contingent warrants exercised by Company's stockholders to reduce Company's convertible note obligations | item										0	0
Interest rate (as a percent)										10.00%		0.00%
Convertible notes | Simhambhatla
Related Party Transactions
Principal amount												$ 1,000
Repayable amount		$ 1,700	$ 1,700
Percentage of repayment of principal amount		175.00%
Principal amount outstanding		$ 700	700									700
Additional amount repayable to the principal amount	$ 700		700
Repayment of notes			$ 1,000
Convertible notes | Jaywin
Related Party Transactions
Principal amount												1,000
Repayable amount		$ 1,700
Percentage of repayment of principal amount		175.00%	175.00%
Principal amount outstanding		$ 700										700
Additional amount repayable to the principal amount		700
Repayment of notes		1,000
Convertible notes | Willis
Related Party Transactions
Principal amount												1,000
Repayable amount		$ 1,700
Percentage of repayment of principal amount		175.00%
Principal amount outstanding		$ 700										700
Additional amount repayable to the principal amount		700
Repayment of notes		1,000
Convertible notes | Malik
Related Party Transactions
Principal amount												1,000
Repayable amount	$ 1,700	$ 1,700
Percentage of repayment of principal amount	175.00%
Principal amount outstanding	$ 700											700
Additional amount repayable to the principal amount	700
Repayment of notes	$ 1,000
Dental Innovations | Additional promissory note | Convertible Notes 2019
Related Party Transactions
Percentage of repayment of principal amount	175.00%
Dental Innovations | Original 2019 Note Purchase Agreement
Related Party Transactions
Principal amount												5,000	5,000
Repayable amount				$ 8,700								$ 8,700	8,750
Percentage of repayment of principal amount				175.00%
Additional amount repayable to the principal amount				$ 3,700
Interest rate (as a percent)				0.00%								15.79%
Dental Innovations | Original 2019 Note Purchase Agreement | Additional promissory note
Related Party Transactions
Principal amount						$ 5,000							$ 5,000
Dental Innovations | Original 2019 Note Purchase Agreement | Convertible notes
Related Party Transactions
Principal amount of convertible promissory note						5,000
Strathspey Crown Holdings Group, LLC ("SCH") | Additional promissory note | Convertible Notes 2019
Related Party Transactions
Principal amount	$ 1,700					$ 1,000		$ 1,700		$ 1,700		$ 1,000
Number of additional convertible promissory notes sold | item						1
Interest rate (as a percent)	0.00%							15.79%		15.79%